Note 5 - Other Income	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
5.	Other income

	2017	2016

Loss (gain) on investments	$309	$(1,060)
Equity earnings from non-consolidated	(923)	(894)
Other	114	(463)
	$(500)	$(2,417)